Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) [Line Items]
Interest earned				$ 198,343
Franchise and income tax obligations paid			$ 218,242	108,214
Change in fair value	$ (640,000)		1,400,000
Fair Value Inputs Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Marketable securities held in Trust Account	$ 100,126,108		$ 100,126,108	$ 100,339,379	$ 100,154,572
Transfer amount of fair value		$ 3,250,000